Net Income Per Operating Patnership Unit (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									4 Months Ended	8 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Apr. 24, 2016	Dec. 31, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Numerator:
Net income	$ 43,700	$ 50,999	$ 42,671	$ 9,646	$ (67,970)	$ (70,888)	$ (68,775)	$ (61,538)	$ (60,753)	$ (84,383)	$ 119,729	$ 134,267	$ (15,654)	$ 35,346	$ (261,954)	$ (246,242)
Numerator:
Net income	43,700	50,999	42,671	9,646	(67,970)	(70,888)	(68,775)	(61,538)	(60,753)	(84,383)	119,729	134,267	(15,654)	35,346	(261,954)	(246,242)
MGP Operating Partnership
Numerator:
Net income	$ 43,700	$ 50,999	$ 42,671	$ 9,646	(67,970)	(70,888)	(68,775)	(61,538)	(60,753)	(84,383)	$ 119,729	$ 134,267	$ (15,654)	$ 35,346	(261,954)	(246,242)
Denominator:
Basic weighted average Operating Partnership units outstanding	245,976,800		233,642,286								232,181,070	243,975,052	225,997,423
Basic net income per Operating Partnership Unit (in usd per unit)	$ 0.18	$ 0.21	$ 0.18	$ 0.12							$ 0.52	$ 0.55	$ 0.30	$ 0.52
Numerator:
Net income	$ 43,700	$ 50,999	$ 42,671	$ 9,646	$ (67,970)	$ (70,888)	$ (68,775)	$ (61,538)	$ (60,753)	$ (84,383)	$ 119,729	$ 134,267	$ (15,654)	$ 35,346	$ (261,954)	$ (246,242)
Denominator:
Basic weighted average Operating Partnership units outstanding	245,976,800		233,642,286								232,181,070	243,975,052	225,997,423
Effect of dilutive shares for diluted net income per Operating Partnership unit	140,522		252,163								249,331	195,032	245,665
Weighted average shares for diluted net income per Operating Partnership unit	246,117,322		233,894,449								232,430,401	244,170,084	226,243,088
Diluted net income per Operating Partnership unit (in usd per unit)	$ 0.18	$ 0.21	$ 0.18	$ 0.12							$ 0.52	$ 0.55	$ 0.30	$ 0.52